Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	38.01%	38.01%	40.69%
March 31, 2015
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	35.64%	38.01%
March 31, 2016 and thereafter
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate		35.64%